FINANCIAL INCOME (LOSS), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME (LOSS), NET [Abstract]
FINANCIAL INCOME (LOSS), NET
NOTE 14:- FINANCIAL INCOME (LOSS), NET

	Year ended December 31,
	2012	2011	2010

Interest income	$301	$421	$266
Bank fees and other finance expenses	(61)	(15)	(15)
Change in fair value of research and development funding arrangements	(588)	(113)	(97)
Change in fair value of liability with respect to outstanding options to non-employee	20	-	-
Funding arrangements issuance expenses	-	(463)	(228)
Derivatives transactions loss (gain)	-	134	(15)
Exchange rate differences	242	(270)	330

Net income (loss), net	$(86)	$(306)	$241